Debt, Cash and Cash Equivalents - Summary of Reconciliation of Carrying Amount to Value on Redemption (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	€ 14,241	€ 14,857
Short-term debt and current portion of long-term debt	4,694	4,174
Interest rate and currency derivatives used to manage debt	205	187
Total debt	19,140	19,218
Cash and cash equivalents	(7,993)	(12,736)	€ (6,899)	€ (10,098)
Interest rate and currency derivatives used to manage cash and cash equivalents	36	(45)
Net debt	11,183	6,437
Lease liabilities	2,092	2,181
Amortized cost
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	45
Short-term debt and current portion of long-term debt
Interest rate and currency derivatives used to manage debt
Total debt	45
Cash and cash equivalents
Interest rate and currency derivatives used to manage cash and cash equivalents
Net debt	45
Adjustment to debt measured at fair value
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	228
Short-term debt and current portion of long-term debt
Interest rate and currency derivatives used to manage debt	(239)
Total debt	(11)
Cash and cash equivalents
Interest rate and currency derivatives used to manage cash and cash equivalents
Net debt	(11)
Value on redemption
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	14,514	15,143
Short-term debt and current portion of long-term debt	4,694	4,178
Interest rate and currency derivatives used to manage debt	(34)	(48)
Total debt	19,174	19,273
Cash and cash equivalents	(7,993)	(12,736)
Interest rate and currency derivatives used to manage cash and cash equivalents	36	(45)
Net debt	€ 11,217	€ 6,492